The Nature of Expenses - Employee benefits expense summarized by function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Employee benefits expense	$ 146,494	$ 162,943	$ 146,809
Cost of Revenues
Statement [line items]
Employee benefits expense	4,515	6,273	7,856
Operating Expenses
Statement [line items]
Employee benefits expense	$ 141,979	$ 156,670	$ 138,953